Trade Receivables and Other Current Assets - Additional Information (Detail) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Prepaid expenses and other current assets [line items]
Trade receivables	$ 6,714	$ 569
Reinvoicing To Az Ireland Of Research Costs Under JRCA [Member]
Prepaid expenses and other current assets [line items]
Trade receivables	$ 6,100